Commitments and contingencies	12 Months Ended
Dec. 31, 2017
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Commitments and contingencies
31.	Commitments and contingencies

Operating lease commitments - Group as lessee

The Group has entered into commercial leases on a land, and certain motor vehicles, office space and items of machinery. These leases have an average life of between one and five years with no renewal option included in the contracts. There are no restrictions placed upon the Group by entering into these leases.

Future minimum rentals payable under non-cancellable operating leases as at December 31 are as follows:

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Within one year
- With related parties	800	5,578	881
- With third parties	11,338	14,058	2,221
After one year but not more than five years
- With related parties	1,399	1,724	272
- With third parties	12,537	14,003	2,212
More than five years
- With third parties	114	—	—

	26,188	35,363	5,586

The minimum lease payments recognized as an expense for the financial year ended December 31, 2015, 2016 and 2017 amounted to RMB 60,201, RMB 54,617 and RMB 54,671 (US$8,638).

Operating lease commitments - Group as lessor

The Group leased out some of its assets, including surplus office and manufacturing buildings. All leases include a clause to enable upward revision of the rental charge on an annual basis according to prevailing market conditions.

Future minimum rentals receivable under non-cancellable operating leases as at December 31 are as follows:

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Within one year
- With related parties	102	184	29
- With third parties	1,624	1,438	227
After one year but not more than five years
- With related parties	—	268	42
- With third parties	1,855	2,491	394
More than five years
- With third parties	268	1,310	207

	3,849	5,691	899

Finance lease commitments

The Group has finance lease for office equipment and motor vehicles. The lease has term of renewal but no purchase options and escalation clause. Renewal is at the option of the Group.

Future minimum lease payments under finance lease together with the present value of the net minimum lease payments are as follows:

	31.12.2016		31.12.2017
	Minimum lease payments	Present value of payments	Minimum lease payments		Present value of payments
	RMB’000	RMB’000	RMB’000	US$’000	RMB’000	US$’000

Not later than one year	43	38	33	5	33	5
Later than one year but not later than five years	70	70	46	7	46	7

Total minimum lease payments	113	108	79	12	79	12
Less: Amount representing finance charges	(5)	*	*	*	*	*

Present value of minimum lease payments	108	108	79	12	79	12

*	Less than RMB 1 (US$1)

Capital commitments

As of December 31, 2016 and 2017, Yuchai had capital expenditure (mainly in respect of property, plant and equipment) contracted for but not paid amounting to RMB 427,089 and RMB 409,487 (US$64,696) respectively. The Group’s share of joint venture’s capital commitment is disclosed in Note 6.

Investment commitments

As of December 31, 2016 and 2017, the Group has commitment of RMB 75,000 and RMB Nil (US$ Nil) relating to the Group’s interest in joint venture, respectively.

Letter of credits

As of December 31, 2016 and 2017, Yuchai had issued irrevocable letter of credits of RMB 29,729 and RMB 1,905 (US$301), respectively.

Product liability

The General Principles of the Civil Law of the People’s Republic of China imposes that manufacturers and sellers are liable for loss and injury caused by defective products. Yuchai and its subsidiaries do not carry product liability insurance. Yuchai and its subsidiaries have not had any significant product liability claims brought against them.

Environmental liability

China adopted its Environmental Protection Law in 1989, and the State Council and the Ministry of Environmental Protection promulgate regulations as required from time to time. The Environmental Protection Law addresses issues relating to environmental quality, waste disposal and emissions, including air, water and noise emissions. Environmental regulations have not had a material impact on Yuchai’s results of operations. Yuchai delivers, on a regular basis, burned sand and certain other waste products to a waste disposal site approved by the local government and makes payments in respect thereof. Yuchai expects that environmental standards and their enforcement in China will, as in many other countries, become more stringent over time, especially as technical advances make achievement of higher standards more feasible. Yuchai has built an air filter system to reduce the level of dust and fumes resulting from its production of diesel engines.

Yuchai is subject to Chinese national and local environmental protection regulations which currently impose fees for the discharge of waste substances, require the payment of fines for pollution, and provide for the closure by the Chinese government of any facility that fails to comply with orders requiring Yuchai to cease or improve upon certain activities causing environmental damage. Due to the nature of its business, Yuchai produces certain amounts of waste water, gas, and solid waste materials during the course of its production. Yuchai believes its environmental protection facilities and systems are adequate for it to comply with the existing national, provincial and local environmental protection regulations. However, Chinese national, provincial or local authorities may impose additional or more stringent regulations which would require additional expenditure on environmental matters or changes in Yuchai’s processes or systems.